Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor
The following table summarizes the Company’s customers that represented 10% or more of accounts receivable, net:

	As of December 31,
	2024	2023
Customer A	29.1%	22.4%
Customer B	*	16.7

* Represents less than 10%

The following table summarizes the Company’s customers that represented 10% or more of net sales:

	Year Ended December 31,
	2024	2023	2022
Customer A	23.1%	19.9%	17.0%
Customer B	10.0	10.0	*
Customer C	12.8	14.8	15.7
Customer D	*	*	10.2

* Represents less than 10%

Accounts Receivable, Allowance for Credit Loss
Below is a rollforward of the Company’s allowance for credit losses:

	Year Ended December 31,
	2024	2023	2022

	(in thousands)
Beginning balance	$8,225	$6,998	$1,783
Provision for credit losses	4,724	4,474	8,965
Write-offs and other adjustments	(5,093)	(3,247)	(3,750)
Ending balance	$7,856	$8,225	$6,998

Schedule of Deferred Purchase Price Receivable
The following table summarizes the activity related to the DPP receivable:

As of December 31, 2023

(in thousands)
Beginning balance	$22,294
Non-cash addition to DPP receivable	—
Cash collected on DPP receivable	(16,777)
Non-cash adjustments	(5,517)
Ending balance	$—

Property, Plant and Equipment
The estimated useful lives of the Company’s property and equipment are as follows:

Molds and tooling	3 years
Computer and software	3 - 7 years
Displays	2 years
Equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Net sales by geographical region can be found in the disaggregation of net sales in Note 2 above. The following table presents the Company’s property and equipment, net of depreciation and amortization, by geographic region:

	As of December 31,
	2024	2023

	(in thousands)
United States	$66,858	$60,644
China	112,988	92,931
Rest of World	31,618	12,677
Total property and equipment, net	$211,464	$166,252
Property and equipment, net consisted of the following:

	As of December 31,
	2024	2023

	(in thousands)
Molds and tooling	$267,756	$286,305
Displays	64,960	91,074
Computer and software	53,565	100,225
Leasehold improvements	42,711	36,061
Equipment	19,826	19,391
Furniture and fixtures	17,694	10,614
Total property and equipment	466,512	543,670
Less: accumulated depreciation and amortization	(266,800)	(389,689)
Construction in progress	11,752	12,271
Property and equipment, net	$211,464	$166,252

Schedule of Finite-Lived Intangible Assets
The estimated useful lives of the Company’s intangible assets are as follows:

Developed technology	12 years
Patents	10 years
Customer relationships	9 years
Trade names and trademarks	Indefinite and assessed annually for impairment
Intangible assets consisted of the following as of December 31, 2024:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Useful Life

	(in thousands)			(in years)
Intangible assets subject to amortization:
Customer relationships	$143,083	$(115,261)	$27,822	1.8
Patents	66,209	(30,448)	35,761	7.1
Developed technology	22,245	(8,832)	13,413	7.0
Total intangible assets subject to amortization	$231,537	$(154,541)	$76,996
Intangible assets not subject to amortization:
Trade name and trademarks	$385,682	$—	$385,682	Indefinite
Total intangible assets, net	$617,219	$(154,541)	$462,678

Intangible assets consisted of the following as of December 31, 2023:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Useful Life

	(in thousands)			(in years)
Intangible assets subject to amortization:
Customer relationships	$143,083	$(99,363)	$43,720	2.8
Patents	57,436	(24,763)	32,673	5.4
Developed technology	22,677	(5,953)	16,724	8.3
Total intangible assets subject to amortization	$223,196	$(130,079)	$93,117
Intangible assets not subject to amortization:
Trade name and trademarks	$384,699	$—	$384,699	Indefinite
Total intangible assets, net	$607,895	$(130,079)	$477,816

Disaggregation of Revenue
The following table summarizes net sales by region based on the billing address of customers:

	Year Ended December 31,
	2024		2023		2022
	Amount	Percentage of Net Sales	Amount	Percentage of Net Sales	Amount	Percentage of Net Sales

	(in thousands, except percentages)
Domestic(1)	$3,795,707	68.7%	$3,018,038	71.0%	$2,922,680	78.6%
International(2)	1,732,932	31.3	1,235,672	29.0	794,686	21.4
Total net sales	$5,528,639	100.0%	$4,253,710	100.0%	$3,717,366	100.0%

(1) Domestic consists of net sales in the United States and Canada. Net sales from the United States represented 63.1%, 65.4% and 72.8% of total net sales for the years ended December 31, 2024, 2023 and 2022, respectively.
(2) Net sales from the United Kingdom represented 16.2%, 19.7% and 14.3% of total net sales for the years ended December 31, 2024, 2023 and 2022, respectively.

The following table presents net sales by brand:

	Year Ended December 31,
	2024		2023		2022
	Amount	Percentage of Net Sales	Amount	Percentage of Net Sales	Amount	Percentage of Net Sales

	(in thousands, except percentages)
Shark	$2,632,250	47.6%	$2,158,460	50.7%	$2,047,972	55.1%
Ninja	2,896,389	52.4	2,095,250	49.3	1,669,394	44.9
Total net sales	$5,528,639	100.0%	$4,253,710	100.0%	$3,717,366	100.0%

The following table presents net sales by product category:

	Year Ended December 31,
	2024		2023		2022
	Amount	Percentage of Net Sales	Amount	Percentage of Net Sales	Amount	Percentage of Net Sales

	(in thousands, except percentages)
Cleaning Appliances	$2,063,514	37.3%	$1,819,465	42.8%	$1,931,732	52.0%
Cooking and Beverage Appliances	1,717,654	31.1	1,441,634	33.9	1,078,610	29.0
Food Preparation Appliances	1,178,735	21.3	653,615	15.3	590,438	15.9
Beauty and Home Environment Appliances	568,736	10.3	338,996	8.0	116,586	3.1
Total net sales	$5,528,639	100.0%	$4,253,710	100.0%	$3,717,366	100.0%

Schedule of Product Warranty Liability
Product warranty liabilities and changes were as follows:

	Year Ended December 31,
	2024	2023	2022

	(in thousands)
Beginning balance	$28,090	$20,958	$17,828
Accruals for warranties issued	42,173	36,894	21,210
Changes in liability for pre-existing warranties	—	928	5,964
Settlements made	(43,308)	(30,690)	(24,044)
Ending balance	$26,955	$28,090	$20,958

Schedule of Segment Reporting Information, by Segment
The following table presents selected financial information with respect to the Company’s single operating segment:

	Year Ended December 31,
	2024	2023	2022

	(in thousands)
Net sales	$5,528,639	$4,253,710	$3,717,366
Less:
Cost of sales	2,866,648	2,345,858	2,307,172
Advertising expenses and consumer insight initiatives(1)	597,398	415,454	268,085
Personnel expenses(1) (2)	461,038	348,479	298,404
Delivery and distribution expenses(1)	367,749	254,057	200,603
Professional service expenses(1) (4)	151,494	98,543	63,416
Merchant and processing fees(1)	70,509	53,965	46,629
Facilities and technology support costs(1)	63,049	44,658	31,826
Depreciation and amortization expenses(1) (3)	62,561	60,199	57,034
Prototypes and testing expenses	50,364	28,868	27,290
Transaction-related costs(5)	1,342	82,277	2,896
Other segment items(6)	192,325	147,788	92,637
Interest expense, net	63,715	44,909	27,021
Other expense (income), net	7,980	35,427	(7,631)
Provision for income taxes	133,762	126,150	69,630
Segment net income	$438,705	$167,078	$232,354
Reconciliation of profit or loss
Adjustments and reconciling items	—	—	—
Consolidated net income	$438,705	$167,078	$232,354
(1)Adjusted for operating expenses from SNJP and the APAC distribution channels for the years ended December 31, 2023 and 2022 as if such divestitures occurred on January 1, 2022. These costs have been excluded and reclassified to other segment items, as they are not presented to or reviewed by the Company’s CODM.

(2)Excludes (i) shared-based compensation, a non-cash expense related to awards issued from the SharkNinja and JS Global equity incentive plans, (ii) a one-time discretionary bonus during the year ended December 31, 2022 and (iii) shareholder-funded executive bonuses, which reflects cash bonuses paid to certain executives by Mr. Xuning Wang, the Chairperson of the board of directors and the Company’s controlling shareholder, which had no impact on the Company’s overall cash flow. These costs have been excluded from personnel expenses and reclassified to other segment items, as they are not presented to or reviewed by the CODM. Additionally, it excludes certain costs incurred related to the separation and distribution from JS Global, which have been reclassified to transaction-related costs.

(3)Excludes amortization of acquired intangible assets that we do not consider normal recurring operating expenses, as the intangible assets relate to JS Global’s acquisition of our business. These costs have been excluded from depreciation and amortization expenses and reclassified to other segment items, as they are not presented to or reviewed by the CODM.

(4)Excludes litigation costs incurred and related settlements for certain patent infringement claims, false advertising claims, and any related settlement costs, and excludes certain costs incurred related to the separation and distribution from JS Global and the secondary offering transactions. These costs have been excluded from professional service expenses and reclassified to other segment items, as they are not presented to or reviewed by the CODM.

(5)Represents certain costs incurred related to the separation and distribution from JS Global and the secondary offering transactions.
(6)Other segment items include travel expenses, commissions, miscellaneous expenses and the expenses listed in Notes 1 through 5 above.